Earnings Per Share (Reconciliation Of Net Earnings (Loss) And Weighted Average Number Of Shares Outstanding) (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net earnings used for purpose of computing basic earnings per common share	€ 186,770	€ 110,639	€ (107,522)
After-tax equivalent of interest expense on convertible subordinated notes	17,670	17,670
Net earnings used for purposes of computing diluted net earnings per common share	€ 204,440	€ 128,309	€ (107,522)
Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share	55,210	52,435	51,627
Dilutive effect of stock options	570	282
Dilutive effect of convertible subordinated notes	8,902	8,777
Diluted weighted average number of shares outstanding	64,682	61,494	51,627
Basic net earnings from continuing operations	€ 3.38	€ 2.11	€ (2.08)
Diluted net earnings from continuing operations	€ 3.16	€ 2.09	€ (2.08)